Savos Dynamic Hedging Fund
Schedule of Investments (Unaudited)
December 31, 2021

Principal
Amount		Value
	U.S. TREASURY OBLIGATIONS - 16.44%
	U.S. Treasury Bond - 5.85%
$3,500,000	7.250%, 08/15/2022	$3,650,503
	U.S. Treasury Note - 10.59%
2,500,000	1.750%, 02/28/2022	2,502,596
3,000,000	2.000%, 05/31/2024	3,083,320
1,000,000	2.000%, 02/15/2025	1,030,468
	Total U.S. Treasury Obligations (Cost $10,017,895)	10,266,887
Number of Shares
	SHORT TERM INVESTMENTS - 79.46%
	Money Market Funds - 79.46%
49,616,417	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (a)(b)	49,616,417
	Total Short Term Investments (Cost $49,616,417)	49,616,417

	Total Investments (Cost $59,634,312) - 95.90%	59,883,304
	Other Assets in Excess of Liabilities - 4.10%	2,560,992
	TOTAL NET ASSETS - 100.00%	$62,444,296

Percentages are stated as a percent of net assets.
(a)
Fair value of these securities exceeds 25% of the Fund’s net assets. Additional information for these securities, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Seven-day yield as of December 31, 2021.

Schedule of Open Futures Contracts (Unaudited)
December 31, 2021

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Value/ Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	227	$54,008,975	Mar-22	$633,064

Total Open Futures Contracts				$633,064

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$10,266,887	$-	$10,266,887
Short Term Investments	49,616,417	-	-	49,616,417
Total Investments	$49,616,417	$10,266,887	$-	$59,883,304

Other Financial Instruments*
Futures	$633,064	$-	$-	$633,064

* Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.